CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (51,776,904)	$ (6,729,161)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,517	859
Stock-based compensation	730,405	433,910
Warrant expense	5,382,905	0
Change in fair value of embedded put	27,160	162,866
Amortization of debt discount	16,475	130,433
Non-cash interest expense	65,103	167,979
Non-cash consulting expense	0	499,994
Non-cash settlement expense	39,486,139	0
Loss on conversion of convertible notes payable	306,641	0
Loss on common stock issued to settle accounts payable	41,617	0
Changes in operating assets and liabilities:
Accounts receivable	(831,390)	0
Prepaid expenses and other assets	(142,788)	(44,937)
Accounts payable	1,183,143	(52,181)
Accrued expenses and other liabilities	3,243,610	(112,087)
Net cash used in operating activities	(2,266,367)	(5,542,325)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of computer equipment	1,501	3,552
Net cash used in investing activities	(1,501)	(3,552)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	619,842	0
Proceeds from issuance of series B-2 Preferred stock	50,004	0
Proceeds from issuance of Common stock, net of transaction costs	2,579,114	5,802,002
Net cash provided by financing activities	3,248,960	5,802,002
Net increase in cash	981,092	256,125
Cash at beginning of year	877,421	621,296
Cash at end of year	1,858,513	877,421
Non-cash investing and financing activities
Common stock issued to settle accounts payable	144,875	0
Conversion of notes payable into common stock	3,655,438	0
Issuance of common stock warrants as offering costs	30,536	63,337
Settlement consideration paid by shareholders in common stock	0	5,500,000
Short-term note payable issued to settle accounts payable	$ 0	$ 154,190